Eaton Vance
Oregon Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 95.1%
Security	Principal Amount (000's omitted)	Value
Education — 7.3%
Oregon State University:
4.00%, 4/1/44	$1,905	$ 1,898,212
5.00%, 4/1/45	2,575	2,784,207
University of Oregon:
5.00%, 4/1/45	750	818,148
5.00%, 4/1/46	3,320	3,587,434
5.00%, 4/1/48	3,915	3,968,345
5.00%, 4/1/50	1,795	1,840,916
Yamhill County, OR, (George Fox University):
4.00%, 12/1/28	875	886,996
4.00%, 12/1/41	3,005	3,008,151
4.00%, 12/1/51	1,275	1,121,336
		$ 19,913,745
Electric Utilities — 1.6%
Central Lincoln People's Utility District, OR:
5.00%, 12/1/42	$350	$ 385,653
5.00%, 12/1/43	375	411,307
5.00%, 12/1/44	350	379,592
5.00%, 12/1/45	400	429,751
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project), Green Bonds, 5.00%, 11/1/32(1)	500	526,717
Eugene, OR, Electric Utility System Revenue:
5.00%, 8/1/43	1,040	1,052,421
5.00%, 8/1/49	1,225	1,282,767
		$ 4,468,208
General Obligations — 43.5%
Beaverton School District No. 48J, OR:
5.00%, 6/15/48	$2,500	$ 2,637,675
5.00%, 6/15/52	375	386,520
Bend, OR:
5.00%, 6/1/42	1,230	1,356,157
5.00%, 6/1/50	200	210,768
Benton County, OR, 5.00%, 6/1/48	870	908,102
Canby School District No. 86, OR, 4.00%, 6/15/38	1,170	1,188,298
Centennial School District No. 28Jt, OR, 4.00%, 6/15/39	1,855	1,876,913
Central School District No. 13J, OR, Polk, Marion and Benton Counties, 0.00%, 6/15/38	600	367,683
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Clackamas and Washington Counties School District No. 3, OR:
0.00%, 6/15/47	$2,750	$ 996,477
5.00%, 6/15/44	1,250	1,373,634
5.00%, 6/15/45	1,725	1,878,498
Clackamas Community College District, OR:
5.00%, 6/15/39	1,245	1,266,034
5.00%, 6/15/40	1,585	1,610,641
5.00%, 6/15/43	2,380	2,620,140
Creswell School District No. 40, OR, Lane County:
0.00%, 6/15/38	1,000	588,534
0.00%, 6/15/43	1,000	434,260
David Douglas School District No. 40, OR, Multnomah County, 5.50%, 6/15/53	1,100	1,175,452
Deschutes County Administrative School District No. 1 Bend-La Pine, OR, 5.00%, 6/15/40	1,100	1,225,851
Deschutes Public Library District, OR, 3.00%, 6/1/40	1,500	1,329,847
Forest Grove School District No. 15, OR, Washington County, 5.00%, 6/15/41	375	418,295
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,560	1,222,008
Hillsboro School District No. 1J, OR, Washington, Multnomah and Yamhill Counties, 5.00%, 6/15/37	1,605	1,632,446
Hillsboro, OR:
4.00%, 6/1/45	1,785	1,770,998
4.00%, 6/1/46	1,810	1,775,433
Lake Oswego School District No. 7J, OR:
5.00%, 6/1/47(2)	2,500	2,659,745
5.25%, 6/1/51(2)	2,350	2,530,001
Lake Oswego, OR:
5.00%, 6/1/46	685	737,770
5.00%, 6/1/49	2,065	2,178,997
Lincoln County School District, OR:
0.00%, 6/15/37	1,000	1,113,784
0.00%, 6/15/38	1,000	1,107,760
0.00%, 6/15/39	1,000	1,101,917
0.00%, 6/15/40	500	546,509
Marion County School District No. 1 Gervais, OR:
5.25%, 6/15/44	2,300	2,537,403
5.25%, 6/15/49	1,925	2,053,169
Molalla River School District No. 35, OR, Clackamas County, 5.00%, 6/15/40	240	265,359
Multnomah and Clackamas Counties School District No. 10JT Gresham-Barlow, OR, 5.00%, 6/15/37	1,265	1,286,242
Multnomah County School District No. 1J Portland, OR:
3.00%, 6/15/37	3,295	3,040,060
3.00%, 6/15/37	2,000	1,850,458

Eaton Vance
Oregon Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Multnomah County School District No. 1J Portland, OR: (continued)
5.00%, 6/15/46	$2,185	$ 2,350,979
North Clackamas School District No. 12, OR, Clackamas County, 5.00%, 6/15/39	1,620	1,672,517
Oregon:
5.00%, 5/15/32	600	651,032
5.00%, 8/1/42	1,615	1,640,384
5.00%, 5/1/44	6,995	7,238,919
5.00%, 11/1/50	50	52,594
(Liq: JPMorgan Chase Bank, N.A.), 2.85%, 6/1/45(3)	3,000	3,000,000
(SPA: U.S. Bank, N.A.), 2.75%, 6/1/41(3)	7,200	7,200,000
(SPA: U.S. Bank, N.A.), 2.75%, 12/1/44(3)	1,000	1,000,000
Oregon City School District No. 62, 5.00%, 6/15/40	625	701,136
Oregon City School District No. 62, Clackamas County, 5.00%, 6/15/49	3,305	3,344,313
Oregon Coast Community College District:
5.00%, (0.00% until 6/15/25), 6/15/38	500	559,232
5.00%, (0.00% until 6/15/25), 6/15/39	550	612,614
5.00%, (0.00% until 6/15/25), 6/15/40	400	442,856
5.00%, (0.00% until 6/15/25), 6/15/42	425	465,237
5.00%, (0.00% until 6/15/25), 6/15/43	500	544,721
5.00%, (0.00% until 6/15/25), 6/15/44	725	784,218
Oregon Elderly and Disabled Housing, 5.65%, 8/1/26	105	105,240
Philomath School District No. 17J, OR, Benton and Polk Counties:
0.00%, 6/15/28	1,000	936,364
0.00%, 6/15/30	700	610,582
Portland, OR:
5.00%, 4/1/41	1,220	1,316,134
5.00%, 5/1/43	1,250	1,379,284
5.00%, 4/1/45	610	666,470
5.00%, 4/1/46	580	627,701
Portland, OR, (Transportation Project), 2.00%, 10/1/36	1,265	1,059,689
Puerto Rico:
5.625%, 7/1/29	500	525,634
5.75%, 7/1/31	750	812,343
Redmond Area Park and Recreation District, OR, 5.00%, 6/15/43	1,170	1,260,240
Redmond School District No. 2J, OR, Deschutes and Jefferson Counties, 0.00%, 6/15/27	3,150	3,051,235
Redmond, OR:
5.00%, 6/1/28	605	605,720
5.00%, 6/1/38	975	1,014,310
5.00%, 6/1/42	75	80,254
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Riverdale School District No. 51J, OR, Multnomah and Clackamas Counties:
0.00%, 6/15/29	$1,000	$ 910,541
0.00%, 6/15/30	1,215	1,069,101
Salem, OR:
5.00%, 6/1/40	2,350	2,656,241
5.00%, 6/1/41	825	926,521
Sandy, OR, 4.50%, 4/1/44	20	20,710
St. Helens School District No. 502, OR, 5.00%, 6/15/45	2,900	3,016,468
Tillamook County School District No. 9 Tillamook, OR:
5.00%, 6/15/42	535	583,827
5.00%, 6/15/43	280	304,211
Tillamook County, OR, 5.00%, 6/15/39	130	145,840
Washington and Clackamas Counties School District No. 23J, OR, Tigard-Tualatin, 5.00%, 6/15/43	3,000	3,305,122
Washington and Multnomah Counties School District No. 48J Beaverton, OR, 5.00%, 6/15/49	2,480	2,606,797
Washington County School District No. 13 Banks, OR:
0.00%, 6/15/44	3,000	1,303,387
0.00%, 6/15/51	5,000	1,413,749
West Linn, OR:
4.00%, 6/1/41	440	443,519
4.00%, 6/1/43	655	659,235
Winston-Dillard School District No. 116, OR, 0.00%, 6/15/36	475	313,610
		$119,250,669
Hospital — 11.4%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	$3,395	$ 3,403,077
Medford Hospital Facilities Authority, OR, (Asante Health System), 5.00%, 8/15/45	4,515	4,627,290
Oregon Facilities Authority, (PeaceHealth):
5.00%, 11/15/29	1,500	1,506,677
(LOC: TD Bank, N.A.), 2.80%, 8/1/34(3)	8,880	8,880,000
(LOC: U.S. Bank, N.A.), 2.75%, 8/1/34(3)	200	200,000
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/35	300	311,888
5.00%, 10/1/40	1,750	1,789,163
Oregon Health and Science University:
Green Bonds, 4.00%, 7/1/40	1,520	1,521,026
Green Bonds, 4.00%, 7/1/41	2,605	2,593,936
Green Bonds, 4.00%, 7/1/44	1,800	1,758,331

Eaton Vance
Oregon Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Oregon State Facilities Authority, (Legacy Health), 5.00%, 6/1/46	$1,550	$ 1,550,418
Salem Hospital Facility Authority, OR, (Salem Health), 5.00%, 5/15/44	3,000	3,075,991
		$ 31,217,797
Housing — 4.7%
Oregon Housing and Community Services Department:
3.80%, 7/1/34	$1,350	$ 1,351,545
4.60%, 7/1/43	1,950	1,990,677
4.75%, 1/1/49	925	930,515
(AMT), 3.45%, 1/1/33	710	701,699
(AMT), 5.15%, 7/1/42	870	879,386
(FHLMC), (FNMA), (GNMA), 4.20%, 7/1/40	3,780	3,817,399
Oregon Housing and Community Services Department, (Redmond Landing Apartment), (FNMA), 4.33%, 11/1/43	2,140	2,113,439
Oregon Housing and Community Services Department, SFMR, (FHLMC), (FNMA), (GNMA), 4.75%, 7/1/46(2)	1,000	1,005,633
		$ 12,790,293
Insured - Electric Utilities — 1.2%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$1,045	$ 1,057,254
(NPFG), 5.25%, 7/1/34	2,120	2,129,393
		$ 3,186,647
Insured - General Obligations — 2.2%
Boardman Park and Recreation District, OR, (AG), 5.00%, 6/15/40	$975	$ 1,077,762
Hermiston, OR, (AG), 4.00%, 12/1/44	250	244,790
Lebanon Community School District No. 9, OR, Linn County, (NPFG), 5.50%, 6/15/30	2,590	2,812,687
Newport, OR:
(AG), 0.00%, 6/1/28	1,000	940,148
(AG), 0.00%, 6/1/29	1,165	1,059,589
		$ 6,134,976
Insured - Water and Sewer — 3.6%
Grants Pass, OR, Water Revenue:
(BAM), 4.00%, 4/1/44	$2,295	$ 2,271,950
(BAM), 4.00%, 4/1/45	1,450	1,430,297
(BAM), 4.25%, 4/1/56	3,045	2,928,291
Medford, OR, Sewer Revenue:
(BAM), 4.00%, 6/1/46	795	775,589
Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer (continued)
Medford, OR, Sewer Revenue: (continued)
(BAM), 4.125%, 6/1/48	$1,385	$ 1,348,926
(BAM), 5.00%, 6/1/37	200	229,997
(BAM), 5.00%, 6/1/39	320	364,893
(BAM), 5.00%, 6/1/40	345	390,893
		$ 9,740,836
Lease Revenue/Certificates of Participation — 0.1%
Portland Housing Authority, OR, (Pearl Court LP), 4.625%, 1/1/27	$280	$ 286,767
		$ 286,767
Other Revenue — 1.0%
Oregon State Lottery, 5.25%, 4/1/44	$2,535	$ 2,817,292
		$ 2,817,292
Senior Living/Life Care — 2.8%
Albany Hospital Facility Authority, OR, (Mennonite Village), 5.25%, 5/15/45	$1,890	$ 1,961,976
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.375%, 11/15/55	200	199,351
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza):
4.00%, 12/1/36	3,000	2,884,342
4.00%, 12/1/41	500	455,654
5.00%, 12/1/36	950	952,491
Salem Hospital Facility Authority, OR, (Capital Manor):
4.00%, 5/15/40	750	722,378
5.00%, 5/15/33	540	551,071
		$ 7,727,263
Special Tax Revenue — 4.0%
American Samoa Economic Development Authority:
5.00%, 9/1/34(1)	$250	$ 263,740
5.00%, 9/1/38(1)	200	204,082
Oregon Department of Transportation, (Highway User Tax):
5.00%, 11/15/40	4,630	4,920,947
5.00%, 11/15/41	750	839,962
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,100	2,075,208
Tri-County Metropolitan Transportation District of Oregon, 3.00%, 9/1/44	3,000	2,537,271
		$ 10,841,210

Eaton Vance
Oregon Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 4.5%
Port of Portland, OR, (Portland International Airport):
(AMT), 5.00%, 7/1/34	$1,475	$ 1,546,547
(AMT), 5.00%, 7/1/36	1,165	1,175,021
(AMT), 5.00%, 7/1/44	860	877,299
(AMT), 5.00%, 7/1/45	1,970	2,018,913
Green Bonds, (AMT), 5.25%, 7/1/41	2,325	2,520,719
Green Bonds, (AMT), 5.25%, 7/1/43	2,000	2,162,886
Green Bonds, (AMT), 5.25%, 7/1/54	2,000	2,073,531
		$ 12,374,916
Water and Sewer — 7.2%
Beaverton, OR, Water Revenue, 5.00%, 4/1/38	$60	$ 63,681
Eugene, OR, Water Utility System Revenue, 5.00%, 8/1/48	1,550	1,620,288
Medford Water Commission, OR:
5.00%, 7/15/49	3,025	3,163,192
5.00%, 7/15/54	2,290	2,362,483
Portland, OR, Sewer System Revenue:
5.00%, 5/1/38	20	22,292
5.00%, 10/1/40	1,250	1,391,835
5.00%, 10/1/43	1,125	1,232,742
5.00%, 12/1/47	4,710	4,955,418
5.00%, 10/1/49	1,225	1,293,382
Portland, OR, Water System Revenue, 5.00%, 5/1/44	1,000	1,037,883
Rockwood Water People's Utility District, OR:
4.00%, 6/15/47	200	193,010
5.00%, 6/15/40	140	152,257
5.00%, 6/15/41	255	276,138
5.00%, 6/15/43	220	236,264
Tualatin Valley Water District, OR, 5.00%, 6/1/47	1,595	1,688,668
		$ 19,689,533
Total Tax-Exempt Municipal Obligations (identified cost $256,939,784)		$260,440,152

Taxable Municipal Obligations — 3.3%
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 1.4%
Confederated Tribes of Warm Springs Reservation, OR, (Pelton-Round Butte Hydroelectric Project):
Green Bonds, 2.165%, 11/1/26(1)	$300	$ 297,029
Green Bonds, 2.37%, 11/1/27(1)	1,350	1,307,523
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Morrow, OR, (Bonneville Corp.):
2.543%, 9/1/40	$1,550	$ 1,189,774
2.987%, 9/1/36	1,000	864,365
		$ 3,658,691
General Obligations — 1.0%
Portland, OR, 4.34%, 6/1/29	$2,065	$ 2,069,992
Washington and Multnomah Counties School District No. 48J Beaverton, OR, 2.093%, 6/15/34	915	763,025
		$ 2,833,017
Insured - Housing — 0.5%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University):
(AG), 1.659%, 7/1/26	$175	$ 174,528
(AG), 2.255%, 7/1/28	175	165,217
(AG), 2.579%, 7/1/30	250	225,868
(AG), 3.508%, 7/1/41	1,000	792,637
		$ 1,358,250
Insured - Special Tax Revenue — 0.4%
Hillsboro Economic Development Council, OR, (AG), 5.941%, 6/1/43	$1,080	$ 1,104,360
		$ 1,104,360
Total Taxable Municipal Obligations (identified cost $9,154,594)		$ 8,954,318

Short-Term Investments — 2.1%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 1.53%(4)	5,708,484	$ 5,709,055
Total Short-Term Investments (identified cost $5,709,055)		$ 5,709,055
Total Investments — 100.5% (identified cost $271,803,433)		$275,103,525
Other Assets, Less Liabilities — (0.5)%		$ (1,262,338)
Net Assets — 100.0%		$273,841,187

Eaton Vance
Oregon Municipal Income Fund
May 31, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2026, the aggregate value of these securities is $2,599,091 or 0.9% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2026.
(4)	The rate shown is the annualized seven-day yield as of May 31, 2026.
The Fund invests primarily in debt securities issued by Oregon municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2026, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.1% to 3.5% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at May 31, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$260,440,152	$ —	$260,440,152
Taxable Municipal Obligations	—	8,954,318	—	8,954,318
Short-Term Investments	5,709,055	—	—	5,709,055
Total Investments	$5,709,055	$269,394,470	$ —	$275,103,525
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.